SHARE-BASED PAYMENT (Schedule of Expense Recognized in Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 948	$ 483	$ 1,071
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	401	179	332
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	224	138	134
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	51	48	71
General and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 272	$ 118	$ 534